United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page
Report for the Calender Year or Quarter Ended: September 30, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing the Report:
Name:		Heritage Financial Management, LLC
Address: 	614 East High Street Charlottesville,VA 22902
13F File Number:  28-05526

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Russell J. Bell
Title: 		Managing Director
Phone: 		434-977-4420
Signature, Place, and Date of Signing:
Russell J Bell	Charlottesville, VA	November 12, 2004

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F Summary Page
Report Summary: Number of Other Included Managers: 0
Form 13FInformation Table Entry Total: 52
Form 13F Information Table Value Total: 110,361,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FORD MOTOR CAPITAL TRUST II 6. PFD              345395206      618 11820.00 SH       SOLE                 11820.00
ABBOTT LABS                    COM              002824100     1451    34250 SH       SOLE                    34250
ALLIANCE CAPITAL               COM              01855a101     4098   115431 SH       SOLE                   115431
AMBAC FINANCIAL                COM              023139108     1530    19131 SH       SOLE                    19131
AMER EXPRESS INC               COM              025816109     4997    97097 SH       SOLE                    97097
AMERICAN INT GRP               COM              026874107     2826    41560 SH       SOLE                    41560
AMETEK INC                     COM              031100100      551    18170 SH       SOLE                    18170
AMGEN INC                      COM              031162100     1601    28174 SH       SOLE                    28174
ANADARKO PETROL                COM              032511107     1397    21052 SH       SOLE                    21052
APACHE ENERGY CO               COM              037411105     1641    32752 SH       SOLE                    32752
BERKSHIRE HATHAWAY CLASS B     COM              084670207     3284     1144 SH       SOLE                     1144
BOSTON SCIENTIFIC              COM              101137107      931    23430 SH       SOLE                    23430
BRISTOL MYERS SQUIBB           COM              110122108      791    33436 SH       SOLE                    33436
BROWN-FORMAN                   COM              115637209     4293    93726 SH       SOLE                    93726
CHEVRON TEXACO                 COM              166764100     2258    42090 SH       SOLE                    42090
CHUBB CORP                     COM              171232101      422     6000 SH       SOLE                     6000
CITIGROUP                      COM              172967101     2614    59258 SH       SOLE                    59258
CLEAR CHANNEL COMM             COM              184502102     1025    32899 SH       SOLE                    32899
CONOCOPHILLIPS                 COM              20825c104     1933    23329 SH       SOLE                    23329
CSX CORP                       COM              126408103     2051    61790 SH       SOLE                    61790
DISNEY-WALT CO.                COM              254687106     2103    93251 SH       SOLE                    93251
DOVER CORP                     COM              260003108     1726    44414 SH       SOLE                    44414
DU PONT E.I. DE NEM            COM              263534109      466    10880 SH       SOLE                    10880
EXXON MOBIL CORP               COM              30231g102     2514    52014 SH       SOLE                    52014
GANNETT CO                     COM              364730101     2317    27660 SH       SOLE                    27660
GENERAL ELECTRIC               COM              369604103     1243    37021 SH       SOLE                    37021
GILLETTE CO                    COM              375766102      501    12000 SH       SOLE                    12000
IBM                            COM              459200101     1359    15850 SH       SOLE                    15850
JOHNSON & JOHNSON              COM              478160104     4178    74175 SH       SOLE                    74175
KIMBERLY CLARK CP              COM              494368103      517     8000 SH       SOLE                     8000
LEHMAN BROS HLDGS              COM              524908100     1752    21976 SH       SOLE                    21976
MANPOWER INC.                  COM              56418H100     2017    45332 SH       SOLE                    45332
MARSH MCLENNAN                 COM              571748102     1968    43003 SH       SOLE                    43003
MERCK & CO.                    COM              589331107      982    29768 SH       SOLE                    29768
MEREDITH CORP                  COM              589433101     6277   122167 SH       SOLE                   122167
MORGAN STANLEY                 COM              617446448     1630    33055 SH       SOLE                    33055
OMNICOM GP INC                 COM              681919106     1223    16740 SH       SOLE                    16740
PENTAIR INC                    COM              709631105     4827   138262 SH       SOLE                   138262
PEPSICO INC                    COM              713448108     3316    68160 SH       SOLE                    68160
PFIZER INC.                    COM              717081103     4724   154376 SH       SOLE                   154376
PITNEY-BOWES, INC.             COM              724479100      226     5122 SH       SOLE                     5122
PROGRESSIVE CP                 COM              743315103     5399    63706 SH       SOLE                    63706
SCHERING PLOUGH                COM              806605101      496    26031 SH       SOLE                    26031
SCHLUMBERGER LTD               COM              806857108     3424    50869 SH       SOLE                    50869
SEALED AIR CORP                COM              81211k100     2910    62780 SH       SOLE                    62780
SHIRE PHARM ADR                COM              82481R106      513    17895 SH       SOLE                    17895
TIME WARNER                    COM              887317105      996    61712 SH       SOLE                    61712
TRANSOCEAN INC                 COM              g90078109     2641    73801 SH       SOLE                    73801
VALEANT PHARM INTL             COM              91911X104      501    20755 SH       SOLE                    20755
WALGREEN CO                    COM              931422109     1871    52210 SH       SOLE                    52210
WYETH                          COM              983024100     1691    45222 SH       SOLE                    45222
TOTAL S.A.                     COM              89151E109     3745    36654 SH       SOLE                    36654